QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 1.4%
AT&T Inc.	70,011	$2,013,516
CenturyLink Inc.	9,599	93,590
Verizon Communications Inc.	40,156	2,359,165

Total Diversified Telecommunication Services		4,466,271

Entertainment - 2.2%
Activision Blizzard Inc.	7,505	696,839
Electronic Arts Inc.	2,733	392,459
Live Nation Entertainment Inc.	1,353	99,419	*
Netflix Inc.	4,306	2,328,383	*
Take-Two Interactive Software Inc.	1,162	241,452	*
Walt Disney Co.	17,699	3,206,705	*

Total Entertainment		6,965,257

Interactive Media & Services - 5.4%
Alphabet Inc., Class A Shares	2,927	5,129,977	*
Alphabet Inc., Class C Shares	2,826	4,950,813	*
Facebook Inc., Class A Shares	23,424	6,398,500	*
Twitter Inc.	7,927	429,247	*

Total Interactive Media & Services		16,908,537

Media - 1.4%
Charter Communications Inc., Class A Shares	1,413	934,770	*
Comcast Corp., Class A Shares	44,900	2,352,760
Discovery Inc., Class A Shares	1,990	59,879	*
Discovery Inc., Class C Shares	3,114	81,556	*
DISH Network Corp., Class A Shares	2,268	73,347	*
Fox Corp., Class A Shares	3,060	89,107
Fox Corp., Class B Shares	1,790	51,695
Interpublic Group of Cos. Inc.	3,892	91,540
News Corp., Class A Shares	4,518	81,189
News Corp., Class B Shares	1,815	32,253
Omnicom Group Inc.	1,979	123,430
ViacomCBS Inc., Class B Shares	5,259	195,950

Total Media		4,167,476

Wireless Telecommunication Services - 0.3%
T-Mobile US Inc.	5,668	764,330	*

TOTAL COMMUNICATION SERVICES		33,271,871

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	1

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.1%
Aptiv PLC	2,582	$336,409
BorgWarner Inc.	1,724	66,615

Total Auto Components		403,024

Automobiles - 2.0%
Ford Motor Co.	37,401	328,755
General Motors Co.	12,363	514,795
Tesla Inc.	7,397	5,219,841	*

Total Automobiles		6,063,391

Distributors - 0.1%
Genuine Parts Co.	1,579	158,579
LKQ Corp.	3,026	106,636	*
Pool Corp.	410	152,725

Total Distributors		417,940

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	5,551	120,235
Chipotle Mexican Grill Inc.	277	384,119	*
Darden Restaurants Inc.	1,259	149,972
Domino’s Pizza Inc.	356	136,512
Hilton Worldwide Holdings Inc.	2,886	321,096
Las Vegas Sands Corp.	3,021	180,052
Marriott International Inc., Class A Shares	2,532	334,022
McDonald’s Corp.	7,295	1,565,361
MGM Resorts International	3,661	115,358
Norwegian Cruise Line Holdings Ltd.	3,368	85,648	*
Royal Caribbean Cruises Ltd.	1,870	139,670
Starbucks Corp.	11,553	1,235,940
Wynn Resorts Ltd.	868	97,936
Yum! Brands Inc.	2,859	310,373

Total Hotels, Restaurants & Leisure		5,176,294

Household Durables - 0.4%
DR Horton Inc.	3,421	235,775
Garmin Ltd.	1,491	178,413
Leggett & Platt Inc.	1,381	61,178
Lennar Corp., Class A Shares	2,626	200,180
Mohawk Industries Inc.	594	83,724	*
Newell Brands Inc.	3,236	68,700
NVR Inc.	32	130,556	*

See Notes to Schedule of Investments.

2	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Household Durables - (continued)
PulteGroup Inc.	2,747	$118,451
Whirlpool Corp.	607	109,558

Total Household Durables		1,186,535

Internet & Direct Marketing Retail - 4.9%
Amazon.com Inc.	4,156	13,535,801	*
Booking Holdings Inc.	401	893,135	*
eBay Inc.	6,563	329,791
Etsy Inc.	1,173	208,689	*
Expedia Group Inc.	1,251	165,632

Total Internet & Direct Marketing Retail		15,133,048

Leisure Products - 0.0%††
Hasbro Inc.	1,089	101,865

Multiline Retail - 0.5%
Dollar General Corp.	2,393	503,248
Dollar Tree Inc.	2,219	239,741	*
Target Corp.	4,897	864,467

Total Multiline Retail		1,607,456

Specialty Retail - 2.2%
Advance Auto Parts Inc.	633	99,704
AutoZone Inc.	235	278,578	*
Best Buy Co. Inc.	2,344	233,908
CarMax Inc.	1,613	152,364	*
Gap Inc.	1,638	33,071
Home Depot Inc.	10,501	2,789,276
L Brands Inc.	2,013	74,863
Lowe’s Cos. Inc.	7,159	1,149,091
O’Reilly Automotive Inc.	729	329,924	*
Ross Stores Inc.	3,524	432,782
Tiffany & Co.	1,065	139,994
TJX Cos. Inc.	11,778	804,320
Tractor Supply Co.	1,112	156,325
Ulta Beauty Inc.	519	149,036	*

Total Specialty Retail		6,823,236

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands Inc.	3,098	45,169
NIKE Inc., Class B Shares	12,217	1,728,339
PVH Corp.	562	52,766
Ralph Lauren Corp.	404	41,911
Tapestry Inc.	2,510	78,011
Under Armour Inc., Class A Shares	2,300	39,491	*

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	3

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Under Armour Inc., Class C Shares	2,316	$34,462	*
VF Corp.	3,226	275,533

Total Textiles, Apparel & Luxury Goods		2,295,682

TOTAL CONSUMER DISCRETIONARY		39,208,471

CONSUMER STAPLES - 6.4%
Beverages - 1.6%
Brown-Forman Corp., Class B Shares	1,828	145,198
Coca-Cola Co.	37,625	2,063,355
Constellation Brands Inc., Class A Shares	1,616	353,985
Molson Coors Beverage Co., Class B Shares	1,712	77,365
Monster Beverage Corp.	3,495	323,218	*
PepsiCo Inc.	13,418	1,989,889

Total Beverages		4,953,010

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,275	1,610,734
Kroger Co.	7,214	229,117
Sysco Corp.	5,003	371,523
Walgreens Boots Alliance Inc.	6,825	272,181
Walmart Inc.	13,537	1,951,359

Total Food & Staples Retailing		4,434,914

Food Products - 1.0%
Archer-Daniels-Midland Co.	5,491	276,801
Campbell Soup Co.	1,906	92,155
Conagra Brands Inc.	5,012	181,735
General Mills Inc.	5,974	351,271
Hershey Co.	1,363	207,626
Hormel Foods Corp.	2,729	127,199
JM Smucker Co.	1,187	137,217
Kellogg Co.	2,585	160,865
Kraft Heinz Co.	6,359	220,403
Lamb Weston Holdings Inc.	1,304	102,677
McCormick & Co. Inc., Non Voting Shares	2,400	229,440
Mondelez International Inc., Class A Shares	13,925	814,195
Tyson Foods Inc., Class A Shares	2,883	185,780

Total Food Products		3,087,364

Household Products - 1.6%
Church & Dwight Co. Inc.	2,286	199,408
Clorox Co.	1,276	257,650
Colgate-Palmolive Co.	8,391	717,514

See Notes to Schedule of Investments.

4	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Household Products - (continued)
Kimberly-Clark Corp.	3,381	$455,860
Procter & Gamble Co.	24,077	3,350,074

Total Household Products		4,980,506

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,238	595,733

Tobacco - 0.6%
Altria Group Inc.	18,141	743,781
Philip Morris International Inc.	15,134	1,252,944

Total Tobacco		1,996,725

TOTAL CONSUMER STAPLES		20,048,252

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co.	5,810	121,139
Halliburton Co.	8,525	161,122
National Oilwell Varco Inc.	4,715	64,737
Schlumberger Ltd.	12,875	281,061
TechnipFMC PLC	4,355	40,937

Total Energy Equipment & Services		668,996

Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	3,374	47,877
Cabot Oil & Gas Corp.	4,506	73,358
Chevron Corp.	18,697	1,578,962
Concho Resources Inc.	2,150	125,452
ConocoPhillips	10,739	429,453
Devon Energy Corp.	4,322	68,331
Diamondback Energy Inc.	1,740	84,216
EOG Resources Inc.	5,606	279,571
Exxon Mobil Corp.	41,089	1,693,689
Hess Corp.	2,453	129,494
HollyFrontier Corp.	1,430	36,966
Kinder Morgan Inc.	18,437	252,034
Marathon Oil Corp.	7,830	52,226
Marathon Petroleum Corp.	6,587	272,438
Occidental Petroleum Corp.	7,675	132,854
ONEOK Inc.	4,646	178,313
Phillips 66	4,141	289,622
Pioneer Natural Resources Co.	1,653	188,260

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	5

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Valero Energy Corp.	4,157	$235,161
Williams Cos. Inc.	11,559	231,758

Total Oil, Gas & Consumable Fuels		6,380,035

TOTAL ENERGY		7,049,031

FINANCIALS - 10.3%
Banks - 3.8%
Bank of America Corp.	74,220	2,249,608
Citigroup Inc.	20,381	1,256,692
Citizens Financial Group Inc.	4,580	163,781
Comerica Inc.	1,200	67,032
Fifth Third Bancorp	6,582	181,466
First Republic Bank	1,740	255,658
Huntington Bancshares Inc.	8,250	104,197
JPMorgan Chase & Co.	29,711	3,775,377
KeyCorp	9,904	162,525
M&T Bank Corp.	1,349	171,728
People’s United Financial Inc.	4,395	56,827
PNC Financial Services Group Inc.	4,083	608,367
Regions Financial Corp.	9,009	145,225
SVB Financial Group	517	200,508	*
Truist Financial Corp.	12,659	606,746
US Bancorp	13,530	630,363
Wells Fargo & Co.	40,384	1,218,789
Zions Bancorp NA	1,866	81,059

Total Banks		11,935,948

Capital Markets - 2.7%
Ameriprise Financial Inc.	1,161	225,617
Bank of New York Mellon Corp.	8,297	352,125
BlackRock Inc.	1,361	982,016
Cboe Global Markets Inc.	1,107	103,084
Charles Schwab Corp.	14,643	776,665
CME Group Inc.	3,453	628,619
Franklin Resources Inc.	2,964	74,070	(a)
Goldman Sachs Group Inc.	3,344	881,846
Intercontinental Exchange Inc.	5,392	621,644
Invesco Ltd.	3,260	56,822
MarketAxess Holdings Inc.	357	203,690
Moody’s Corp.	1,593	462,352
Morgan Stanley	14,031	961,544
MSCI Inc.	799	356,778

See Notes to Schedule of Investments.

6	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Nasdaq Inc.	1,134	$150,527
Northern Trust Corp.	2,128	198,202
Raymond James Financial Inc.	1,200	114,804
S&P Global Inc.	2,356	774,488
State Street Corp.	3,389	246,651
T. Rowe Price Group Inc.	2,164	327,608

Total Capital Markets		8,499,152

Consumer Finance - 0.6%
American Express Co.	6,426	776,968
Capital One Financial Corp.	4,379	432,864
Discover Financial Services	2,912	263,623
Synchrony Financial	5,420	188,128

Total Consumer Finance		1,661,583

Diversified Financial Services - 1.4%
Berkshire Hathaway Inc., Class B Shares	18,997	4,404,834	*

Insurance - 1.8%
Aflac Inc.	6,420	285,497
Allstate Corp.	2,860	314,400
American International Group Inc.	8,218	311,134
Aon PLC, Class A Shares	2,205	465,850
Arthur J Gallagher & Co.	1,865	230,719
Assurant Inc.	545	74,240
Chubb Ltd.	4,428	681,558
Cincinnati Financial Corp.	1,588	138,744
Everest Re Group Ltd.	424	99,254
Globe Life Inc.	1,095	103,981
Hartford Financial Services Group Inc.	3,359	164,524
Lincoln National Corp.	1,391	69,981
Loews Corp.	1,912	86,078
Marsh & McLennan Cos. Inc.	4,920	575,640
MetLife Inc.	7,394	347,148
Principal Financial Group Inc.	2,504	124,224
Progressive Corp.	5,807	574,196
Prudential Financial Inc.	4,069	317,667
Travelers Cos. Inc.	2,428	340,818
Unum Group	1,562	35,832
Willis Towers Watson PLC	1,283	270,303
WR Berkley Corp.	1,500	99,630

Total Insurance		5,711,418

TOTAL FINANCIALS		32,212,935

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	7

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
HEALTH CARE - 13.3%
Biotechnology - 1.9%
AbbVie Inc.	17,173	$1,840,087
Alexion Pharmaceuticals Inc.	2,168	338,728	*
Amgen Inc.	5,624	1,293,070
Biogen Inc.	1,493	365,576	*
Gilead Sciences Inc.	12,257	714,093
Incyte Corp.	1,919	166,915	*
Regeneron Pharmaceuticals Inc.	1,038	501,468	*
Vertex Pharmaceuticals Inc.	2,531	598,177	*

Total Biotechnology		5,818,114

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	17,272	1,891,111
ABIOMED Inc.	423	137,137	*
Align Technology Inc.	689	368,188	*
Baxter International Inc.	5,097	408,983
Becton Dickinson and Co.	2,826	707,122
Boston Scientific Corp.	13,771	495,068	*
Cooper Cos. Inc.	462	167,854
Danaher Corp.	6,124	1,360,385
DENTSPLY SIRONA Inc.	2,099	109,904
DexCom Inc.	912	337,185	*
Edwards Lifesciences Corp.	6,205	566,082	*
Hologic Inc.	2,539	184,915	*
IDEXX Laboratories Inc.	816	407,894	*
Intuitive Surgical Inc.	1,148	939,179	*
Medtronic PLC	13,199	1,546,131
ResMed Inc.	1,406	298,859
STERIS PLC	817	154,854
Stryker Corp.	3,207	785,843
Teleflex Inc.	453	186,441
Varian Medical Systems Inc.	935	163,634	*
West Pharmaceutical Services Inc.	715	202,567
Zimmer Biomet Holdings Inc.	2,026	312,186

Total Health Care Equipment & Supplies		11,731,522

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	1,410	137,842
Anthem Inc.	2,434	781,533
Cardinal Health Inc.	2,619	140,274
Centene Corp.	5,584	335,207	*
Cigna Corp.	3,583	745,909

See Notes to Schedule of Investments.

8	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp.	12,774	$872,464
DaVita Inc.	744	87,346	*
HCA Healthcare Inc.	2,617	430,392
Henry Schein Inc.	1,268	84,778	*
Humana Inc.	1,267	519,812
Laboratory Corp. of America Holdings	943	191,948	*
McKesson Corp.	1,527	265,576
Quest Diagnostics Inc.	1,279	152,418
UnitedHealth Group Inc.	9,260	3,247,297
Universal Health Services Inc., Class B Shares	799	109,862

Total Health Care Providers & Services		8,102,658

Health Care Technology - 0.1%
Cerner Corp.	2,982	234,027

Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc.	2,910	344,806
Bio-Rad Laboratories Inc., Class A Shares	220	128,247	*
Illumina Inc.	1,451	536,870	*
IQVIA Holdings Inc.	1,937	347,052	*
Mettler-Toledo International Inc.	226	257,568	*
PerkinElmer Inc.	1,007	144,504
Thermo Fisher Scientific Inc.	3,856	1,796,048
Waters Corp.	578	143,009	*

Total Life Sciences Tools & Services		3,698,104

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	22,144	1,373,592
Catalent Inc.	1,623	168,906	*
Eli Lilly & Co.	7,725	1,304,289
Johnson & Johnson	25,606	4,029,872
Merck & Co. Inc.	24,544	2,007,699
Perrigo Co. PLC	1,347	60,238
Pfizer Inc.	54,131	1,992,562
Viatris Inc.	11,439	214,367	*
Zoetis Inc.	4,642	768,251

Total Pharmaceuticals		11,919,776

TOTAL HEALTH CARE		41,504,201

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.6%
Boeing Co.	5,214	1,116,109
General Dynamics Corp.	2,209	328,743
Howmet Aerospace Inc.	3,589	102,430

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	9

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Huntington Ingalls Industries Inc.	455	$77,568
L3Harris Technologies Inc.	2,063	389,948
Lockheed Martin Corp.	2,368	840,593
Northrop Grumman Corp.	1,478	450,376
Raytheon Technologies Corp.	14,912	1,066,357
Teledyne Technologies Inc.	371	145,425	*
Textron Inc.	2,115	102,218
TransDigm Group Inc.	515	318,708	*

Total Aerospace & Defense		4,938,475

Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	1,271	119,309
Expeditors International of Washington Inc.	1,657	157,597
FedEx Corp.	2,339	607,251
United Parcel Service Inc., Class B Shares	6,920	1,165,328

Total Air Freight & Logistics		2,049,485

Airlines - 0.3%
Alaska Air Group Inc.	1,196	62,192
American Airlines Group Inc.	5,772	91,024
Delta Air Lines Inc.	6,426	258,390
Southwest Airlines Co.	6,004	279,846
United Airlines Holdings Inc.	2,884	124,733	*

Total Airlines		816,185

Building Products - 0.5%
Allegion PLC	914	106,372
AO Smith Corp.	1,160	63,591
Carrier Global Corp.	7,853	296,215
Fortune Brands Home & Security Inc.	1,485	127,294
Johnson Controls International PLC	7,349	342,390
Masco Corp.	2,700	148,311
Trane Technologies PLC	2,383	345,916

Total Building Products		1,430,089

Commercial Services & Supplies - 0.4%
Cintas Corp.	845	298,674
Copart Inc.	2,048	260,608	*
Republic Services Inc.	2,129	205,023
Rollins Inc.	1,953	76,304
Waste Management Inc.	3,850	454,030

Total Commercial Services & Supplies		1,294,639

See Notes to Schedule of Investments.

10	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	1,331	$145,026
Quanta Services Inc.	1,444	103,997

Total Construction & Engineering		249,023

Electrical Equipment - 0.5%
AMETEK Inc.	2,384	288,321
Eaton Corp. PLC	3,974	477,437
Emerson Electric Co.	5,725	460,118
Rockwell Automation Inc.	1,088	272,881

Total Electrical Equipment		1,498,757

Industrial Conglomerates - 1.2%
3M Co.	5,602	979,173
General Electric Co.	85,271	920,927
Honeywell International Inc.	6,859	1,458,909
Roper Technologies Inc.	1,009	434,970

Total Industrial Conglomerates		3,793,979

Machinery - 1.6%
Caterpillar Inc.	5,302	965,070
Cummins Inc.	1,427	324,072
Deere & Co.	3,058	822,755
Dover Corp.	1,399	176,624
Flowserve Corp.	1,680	61,908
Fortive Corp.	3,346	236,964
IDEX Corp.	734	146,213
Illinois Tool Works Inc.	2,786	568,009
Ingersoll Rand Inc.	3,367	153,400	*
Otis Worldwide Corp.	3,874	261,689
PACCAR Inc.	3,442	296,976
Parker-Hannifin Corp.	1,242	338,333
Pentair PLC	1,489	79,051
Snap-on Inc.	500	85,570
Stanley Black & Decker Inc.	1,600	285,696
Westinghouse Air Brake Technologies Corp.	1,857	135,932
Xylem Inc.	1,753	178,438

Total Machinery		5,116,700

Professional Services - 0.3%
Equifax Inc.	1,209	233,143
IHS Markit Ltd.	3,666	329,317
Nielsen Holdings PLC	3,464	72,294

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	11

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Professional Services - (continued)
Robert Half International Inc.	1,065	$66,541
Verisk Analytics Inc.	1,523	316,160

Total Professional Services		1,017,455

Road & Rail - 1.0%
CSX Corp.	7,424	673,728
J.B. Hunt Transport Services Inc.	931	127,221
Kansas City Southern	813	165,958
Norfolk Southern Corp.	2,471	587,134
Old Dominion Freight Line Inc.	932	181,908
Union Pacific Corp.	6,544	1,362,591

Total Road & Rail		3,098,540

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,412	264,268
United Rentals Inc.	664	153,988	*
W.W. Grainger Inc.	369	150,678

Total Trading Companies & Distributors		568,934

TOTAL INDUSTRIALS		25,872,261

INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.8%
Arista Networks Inc.	550	159,814	*
Cisco Systems Inc.	41,156	1,841,731
F5 Networks Inc.	622	109,435	*
Juniper Networks Inc.	3,087	69,488
Motorola Solutions Inc.	1,682	286,041

Total Communications Equipment		2,466,509

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A Shares	2,869	375,179
CDW Corp.	1,358	178,971
Corning Inc.	7,241	260,676
FLIR Systems Inc.	1,536	67,323
IPG Photonics Corp.	314	70,270	*
Keysight Technologies Inc.	1,817	240,007	*
TE Connectivity Ltd.	3,245	392,872
Vontier Corp.	1,338	44,689	*
Zebra Technologies Corp., Class A Shares	523	201,005	*

Total Electronic Equipment, Instruments & Components		1,830,992

IT Services - 5.4%
Accenture PLC, Class A Shares	6,159	1,608,792
Akamai Technologies Inc.	1,641	172,289	*
Automatic Data Processing Inc.	4,219	743,388

See Notes to Schedule of Investments.

12	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
IT Services - (continued)
Broadridge Financial Solutions Inc.	1,051	$161,013
Cognizant Technology Solutions Corp., Class A Shares	5,321	436,056
DXC Technology Co.	2,997	77,173
Fidelity National Information Services Inc.	6,031	853,145
Fiserv Inc.	5,495	625,661	*
FleetCor Technologies Inc.	799	217,991	*
Gartner Inc.	943	151,059	*
Global Payments Inc.	2,887	621,917
International Business Machines Corp.	8,668	1,091,128
Jack Henry & Associates Inc.	759	122,950
Leidos Holdings Inc.	1,313	138,023
Mastercard Inc., Class A Shares	8,582	3,063,259
Paychex Inc.	2,993	278,888
PayPal Holdings Inc.	11,439	2,679,014	*
VeriSign Inc.	945	204,498	*
Visa Inc., Class A Shares	16,534	3,616,482
Western Union Co.	4,242	93,069

Total IT Services		16,955,795

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices Inc.	11,569	1,060,993	*
Analog Devices Inc.	3,704	547,192
Applied Materials Inc.	8,886	766,862
Broadcom Inc.	3,966	1,736,513
Intel Corp.	39,857	1,985,676
KLA Corp.	1,548	400,793
Lam Research Corp.	1,416	668,734
Maxim Integrated Products Inc.	2,474	219,320
Microchip Technology Inc.	2,573	355,357
Micron Technology Inc.	10,805	812,320	*
NVIDIA Corp.	6,035	3,151,477
Qorvo Inc.	1,184	196,864	*
QUALCOMM Inc.	11,107	1,692,040
Skyworks Solutions Inc.	1,585	242,315
Teradyne Inc.	1,633	195,780
Texas Instruments Inc.	8,884	1,458,131
Xilinx Inc.	2,358	334,293

Total Semiconductors & Semiconductor Equipment		15,824,660

Software - 8.5%
Adobe Inc.	4,671	2,336,061	*
ANSYS Inc.	799	290,676	*

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	13

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Software - (continued)
Autodesk Inc.	2,111	$644,573	*
Cadence Design Systems Inc.	2,757	376,138	*
Citrix Systems Inc.	1,270	165,227
Fortinet Inc.	1,400	207,942	*
Intuit Inc.	2,557	971,276
Microsoft Corp.	73,659	16,383,235
NortonLifeLock Inc.	6,186	128,545
Oracle Corp.	18,505	1,197,088
Paycom Software Inc.	474	214,367	*
salesforce.com Inc.	8,879	1,975,844	*
ServiceNow Inc.	1,919	1,056,275	*
Synopsys Inc.	1,484	384,712	*
Tyler Technologies Inc.	414	180,719	*

Total Software		26,512,678

Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc.	155,783	20,670,846
Hewlett Packard Enterprise Co.	11,886	140,849
HP Inc.	12,986	319,326
NetApp Inc.	2,023	134,004
Seagate Technology PLC	2,176	135,260
Western Digital Corp.	2,814	155,868
Xerox Holdings Corp.	1,849	42,878

Total Technology Hardware, Storage & Peripherals		21,599,031

TOTAL INFORMATION TECHNOLOGY		85,189,665

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals Inc.	2,143	585,510
Albemarle Corp.	965	142,357
Celanese Corp.	1,171	152,160
CF Industries Holdings Inc.	2,121	82,104
Corteva Inc.	7,551	292,375
Dow Inc.	7,333	406,981
DuPont de Nemours Inc.	7,165	509,503
Eastman Chemical Co.	1,342	134,576
Ecolab Inc.	2,467	533,760
FMC Corp.	1,333	153,202
International Flavors & Fragrances Inc.	1,136	123,642
Linde PLC	5,086	1,340,212
LyondellBasell Industries NV, Class A Shares	2,441	223,742
Mosaic Co.	3,820	87,898

See Notes to Schedule of Investments.

14	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Chemicals - (continued)
PPG Industries Inc.	2,321	$334,734
Sherwin-Williams Co.	815	598,952

Total Chemicals		5,701,708

Construction Materials - 0.1%
Martin Marietta Materials Inc.	652	185,149
Vulcan Materials Co.	1,369	203,036

Total Construction Materials		388,185

Containers & Packaging - 0.4%
Amcor PLC	15,613	183,765
Avery Dennison Corp.	826	128,121
Ball Corp.	3,157	294,169
International Paper Co.	4,090	203,355
Packaging Corp. of America	917	126,463
Sealed Air Corp.	1,631	74,684
Westrock Co.	2,409	104,864

Total Containers & Packaging		1,115,421

Metals & Mining - 0.3%
Freeport-McMoRan Inc.	14,366	373,803
Newmont Corp.	7,769	465,286
Nucor Corp.	2,812	149,570

Total Metals & Mining		988,659

TOTAL MATERIALS		8,193,973

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities Inc.	1,225	218,320
American Tower Corp.	4,342	974,605
AvalonBay Communities Inc.	1,227	196,848
Boston Properties Inc.	1,448	136,879
Crown Castle International Corp.	4,204	669,235
Digital Realty Trust Inc.	2,710	378,072
Duke Realty Corp.	3,685	147,289
Equinix Inc.	860	614,195
Equity Residential	3,056	181,160
Essex Property Trust Inc.	693	164,532
Extra Space Storage Inc.	1,257	145,636
Federal Realty Investment Trust	653	55,583
Healthpeak Properties Inc.	5,726	173,097
Host Hotels & Resorts Inc.	6,029	88,204
Iron Mountain Inc.	2,809	82,809
Kimco Realty Corp.	3,796	56,978

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	15

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Mid-America Apartment Communities Inc.	1,234	$156,336
Prologis Inc.	7,202	717,751
Public Storage	1,442	333,001
Realty Income Corp.	3,042	189,121
Regency Centers Corp.	1,820	82,974
SBA Communications Corp.	1,054	297,365
Simon Property Group Inc.	3,079	262,577
SL Green Realty Corp.	858	51,120
UDR Inc.	2,877	110,563
Ventas Inc.	3,955	193,953
Vornado Realty Trust	1,688	63,030
Welltower Inc.	4,037	260,871
Weyerhaeuser Co.	7,195	241,248

Total Equity Real Estate Investment Trusts (REITs)		7,243,352

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,133	196,502	*

TOTAL REAL ESTATE		7,439,854

UTILITIES - 2.7%
Electric Utilities - 1.7%
Alliant Energy Corp.	2,384	122,848
American Electric Power Co. Inc.	4,682	389,870
Duke Energy Corp.	7,049	645,406
Edison International	3,919	246,192
Entergy Corp.	1,973	196,984
Evergy Inc.	2,260	125,453
Eversource Energy	3,237	280,033
Exelon Corp.	9,082	383,442
FirstEnergy Corp.	4,954	151,642
NextEra Energy Inc.	19,147	1,477,191
NRG Energy Inc.	2,314	86,891
Pinnacle West Capital Corp.	1,201	96,020
PPL Corp.	7,827	220,721
Southern Co.	10,449	641,882
Xcel Energy Inc.	5,030	335,350

Total Electric Utilities		5,399,925

Gas Utilities - 0.0%††
Atmos Energy Corp.	1,300	124,059

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	6,395	150,283

See Notes to Schedule of Investments.

16	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY		SHARES	VALUE
Multi-Utilities - 0.8%
Ameren Corp.		2,338	$182,504
CenterPoint Energy Inc.		5,012	108,460
CMS Energy Corp.		2,834	172,902
Consolidated Edison Inc.		3,408	246,296
Dominion Energy Inc.		8,046	605,059
DTE Energy Co.		1,836	222,909
NiSource Inc.		3,516	80,657
Public Service Enterprise Group Inc.		4,953	288,760
Sempra Energy		2,904	369,999
WEC Energy Group Inc.		2,976	273,881

Total Multi-Utilities			2,551,427

Water Utilities - 0.1%
American Water Works Co. Inc.		1,826	280,236

TOTAL UTILITIES			8,505,930

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,630,875)			308,496,444

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $3,059,575)	0.010%	3,059,575	3,059,575

TOTAL INVESTMENTS - 99.9% (Cost - $99,690,450)			311,556,019
Other Assets in Excess of Liabilities - 0.1%			214,879

TOTAL NET ASSETS - 100.0%			$311,770,898

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).

At December 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	18	3/21	$3,288,982	$3,373,920	$84,938

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$308,496,444	—	—	$308,496,444
Short-Term Investments†	3,059,575	—	—	3,059,575

Total Investments	$311,556,019	—	—	$311,556,019

Other Financial Instruments:
Futures Contracts	$84,938	—	—	$84,938

Total	$311,640,957	—	—	$311,640,957

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin

Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended December 31, 2020:

	Affiliate Value at September 30, 2020	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2020
		Cost	Shares	Cost	Shares
Franklin Resources Inc.	$60,317	—	—	—	—	—	$830	$13,753	$74,070

20